SHAREHOLDERS' EQUITY - Narrative (Details)					1 Months Ended	12 Months Ended
	Mar. 04, 2023 $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Nov. 15, 2021 USD ($) $ / shares shares	Apr. 30, 2021 USD ($) shares	Jun. 30, 2021 $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Mar. 03, 2023 $ / shares shares	Oct. 11, 2022 $ / shares	Mar. 03, 2022 shares	Jun. 09, 2021 shares
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized		9,000,000				9,000,000
Common stock, par value (in dollars per share) | $ / shares		$ 0.001				$ 0.001		$ 0.001
Common stock, shares issued		1,051,098				645,943			22,021,952
Common stock, shares outstanding		1,051,098				645,943			22,021,952
Reverse stock split ratio	0.05
Fractional shares issued	0
Shares issued			909,262		7,802
Share price | $ / shares			$ 123.80		$ 80.00
Shares issue price | $ / shares			$ 105.00
Common share purchase warrants per unit										1
Term of warrants										48 months
Proceeds from Issuance of Private Placement | $			$ 4,750,000
Value of shares issued on settlement of employee compensation | $			$ 435,000
Outstanding principal | $						$ 60,000
Shares issued on conversion of debt						669
Subsequent Events
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares authorized	9,000,000						180,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001						$ 0.001
Reverse stock split ratio	0.05
Fractional shares issued	0
Amended Stock Option Plan
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares outstanding		42,540
Equity Incentive Plan
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Common stock, shares outstanding		6,500
Number of shares authorized		93,500
NervePro
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Share issuance, acquisition related (in shares)		75,000
Intangible asset | $		$ 390,000
Sentry Neuromonitoring, LLC
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Value of common stock issuable | $				$ 1,625,000
Common stock issuable				11,861
Held in escrow, Value | $				$ 650,000
Held in escrow, Shares				4,745
Common stock lock up period				12 months